Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities and provisions
Summary of other liabilities and provisions

	December 31,
	2020	2019
	(€ in thousands)
Employee bonus	334	397
Liabilities from payroll	237	301
Accruals for commissions	236	38
Accrual for warranty	228	241
Accruals for compensation of supervisory board	180	180
Accruals for vacation and overtime	124	190
Accruals for licenses	68	62
Liabilities from VAT	27	32
Accrual for restructuring	--	604
Others	149	284
Total	1,583	2,329

As of December 31, 2020, other liabilities and provisions include kEUR 5 as non-current related to the line item others.

The accruals for restructuring as of December 31, 2019 amounting to kEUR 604 related to voxeljet AG (kEUR 453) and voxeljet UK (kEUR 151). For further information, see Note 9 of the consolidated financial statements.

	(€ in thousands)
	January 1, 2020	Usage	Addition	Reversal	December 31, 2020
Employee bonus	397	(397)	334	--	334
Liabilities from payroll	301	(301)	237	--	237
Accruals for commissions	38	(38)	236	--	236
Accrual for warranty	241	(241)	228	--	228
Accruals for compensation of supervisory board	180	(180)	180	--	180
Accruals for vacation and overtime	190	(190)	124	--	124
Accruals for licenses	62	(62)	68	--	68
Accruals for education and training	--	--	41	--	41
Accrual for restructuring	604	(604)	--	--	--
Total	2,013	(2,013)	1,448	--	1,448